RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Receivables, net [Abstract]
Schedule of non-current receivables

	As of December 31,
	2019	2018

Receivables with related parties (Notes 26 and 14 (b))	126,948	151,388
Employee advances and loans	1,572	2,425
Advances to suppliers for the purchase of property, plant and equipment	50,079	74,741
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	7,827	7,493
Other receivables (Note 3 (c) (iii))	254,446	264,683
Tax credits	150,721	146,711
Others	972	2,006

Receivables, net – Non-current	592,565	649,447

Schedule of current receivables

	As of December 31,
	2019	2018

Value added tax	162,121	156,627
Tax credits	99,315	72,957
Employee advances and loans	3,667	4,701
Advances to suppliers	10,134	15,563
Advances to suppliers with related parties (Note 26)	16,126	2,854
Expenses paid in advance	9,781	15,862
Government tax refunds on exports	14,805	17,311
Receivables with related parties (Note 26)	3,696	9,536
Others	15,068	14,339

Receivables, net – Current	334,713	309,750